Income Taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-capital loss
Deferred income tax liabilities, net	$ 143.1	$ 113.1	$ 86.0
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(0.3)	(0.3)
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	28.7	34.1
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	179.9	156.4
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	7.9	6.6
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(2.8)	(2.6)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	10.1	7.5
Other deferred income tax assets
Non-capital loss
Net deferred tax assets	0.4	(0.8)
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(6.8)	(8.0)
Deferred income tax assets
Non-capital loss
Net deferred tax assets	37.0	39.9
Deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ 180.1	$ 153.0